Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

A summary of the Company’s outstanding stock option activity for the nine months ended September 30, 2017, is as follows:

		September 30, 2017
	Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Intrinsic Value
As of December 31, 2016	11,446	$367.08	8.2	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(47)	9,187.80	-	-
As of September 30, 2017	11,399	$331.92	7.3	-
Exercisable as of September 30, 2017	11,025	$405.60	7.3	-
Expected to vest as of September 30, 2017	11,399	$331.92	7.3	-

The Company estimates the fair value of each stock option on the grant date using the Black-Scholes-Merton valuation model, which requires several estimates including an estimate of the fair value of the underlying common stock on grant date. The expected volatility was based on an average of the historical volatility of a peer group of similar companies. The expected term was calculated utilizing the simplified method. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees during the nine months ended September 30, 2016 (no options were granted for the nine months ended September 30, 2017):

Nine Months Ended
September 30, 2016
Weighted-average risk-free interest rate	1.6%
Weighted-average expected life (in years)	6.3
Expected dividend yield	-%
Weighted-average expected volatility	65.0%

Summary of Stock-Based Compensation Expense

Total stock-based compensation expense included in the condensed consolidated statements of operations is allocated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of revenue	$-	$6	$10	$13
Research and development	11	18	61	71
General and administrative	23	20	69	95
Selling and marketing	20	1	33	18
Capitalized into inventory	-	11	-	14
	$54	$56	$173	$211

Unrecognized stock-based compensation as of September 30, 2017 is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$88	0.65

9. Stock-Based Compensation

Option and Equity Plans

In May 2016, the stockholders of the Company approved common shares issuable under the 2012 Employee, Director and Consultant Equity Incentive Plan (the “2012 Plan”) of 95,202 shares. The total number of shares available for grant under the 2012 Plan at December 31, 2016 was 75,600.

Stock Options

A summary of the Company’s stock option activity for the years ended December 31, 2016 and 2015 is as follows:

		December 31, 2016
		Weighted-Average	Weighted-Average Remaining Contractual Life
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding at December 31, 2015	9,364	$498.60
Granted	3,280	$16.44
Exercised
Forfeited
Expired	(1,198)	$495.96
Outstanding at December 31, 2016	11,446	$367.08	8.2	$-
Exercisable at December 31, 2016	8,996	$507.72	7.9	$-
Vested and expected to vest at December 31, 2016	11,446	$367.08	8.7	$-

		December 31, 2015
		Weighted-Average	Weighted-Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
Outstanding at December 31, 2014	7,691	$923.40
Granted	9,641	158.40
Exercised	-	-
Forfeited	(5,871)	493.20
Expired	(2,097)	763.80
Outstanding at December 31, 2015	9,364	$498.60	7.7	$-
Exercisable at December 31, 2015	3,740	$997.20	5.5	$-
Vested and expected to vest at December 31, 2015	9,166	$505.80	7.7	$-

The aggregate intrinsic value in the table above is calculated as the difference between the estimated fair value of the Company’s stock at December 31, 2016 and the exercise price of each option.

The weighted average grant date fair value of options granted during the years ended December 31, 2016 and 2015 was $0.84 and $5.32, respectively.

The Company estimates the fair value of each stock option on the grant date using the Black-Scholes valuation model, which requires several estimates including an estimate of the fair value of the underlying common stock on grant date. The expected volatility was based on an average of the historical volatility of a peer group of similar companies. The expected term was calculated utilizing the simplified method. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Weighted-average risk-free interest rate	1.63%	1.64%
Weighted-average expected life (in years)	6.30	6.30
Expected dividend yield	0%	0%
Weighted-average expected volatility	66%	48%

Restricted Stock Award

During the year ended December 31, 2015, the Company issued 1,500 Restricted stock awards (“RSA”) with a weighted average grant date fair value of $57.60 per share. Such shares vested in 2015 and the Company recorded $87,000 of stock-based compensation for RSAs during the year ended December 31, 2015.

There was not RSA activity during the year ended December 31, 2016.

Stock-Based Awards Granted to Nonemployees

The Company from time to time grants options to purchase common stock or restricted stock to non-employees for services rendered and records expense ratably over the vesting period of each award. The Company estimates the fair value of the stock options using the Black-Scholes valuation model at each reporting date. No stock options were granted to non-employees during the year ended December 31, 2015. The Company granted 1,500 RSAs to non-employees and recorded stock-based compensation expense of $87,000 during the year ended December 31, 2015. The Company did not grant any RSA’s or stock options to non-employees in 2016. Total non-employee options were 897 number of shares with a total expense of $6,795 in 2016. These amounts are included in the tables above.

Summary of Stock-Based Compensation Expense

Total stock-based compensation expense included in the consolidated statements of operations was allocated as follows (in thousands):

	As of December 31,
	2016	2015
Cost of revenue	$17	$50
Research and development	104	177
General and administrative	132	514
Selling and marketing	17	170
Capitalized into inventory	3	75
	$273	$986

Unrecognized stock-based compensation at December 31, 2016 and 2015 were as follows (in thousands):

	As of December 31, 2016
		Weighted
		Average
		Remaining
	Unrecognized Stock-Based	Period of Recognition
	Compensation	(in years)
Stock options	$256	1.13

	As of December 31, 2015
		Weighted
		Average
		Remaining
	Unrecognized Stock-Based	Period of Recognition
	Compensation	(in years)
Stock options	$484	1.9